UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number	811-07959

Advisors Series Trust
-------------------------------------------------
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
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(Address of principal executive offices) (Zip code)

Eric M. Banhazl, Advisors Series Trust
2020 East Financial Way, Suite 100, Glendora, CA 91741
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(Name and address of agent for service)


Registrant's telephone number, including area code:(414) 765-5340


Date of fiscal year end: March 31


Date of reporting period: July 1, 2006 - October 31, 2006


Name of Fund:	McIntyre Global Equity Fund
Period:	July 1, 2006 - October 31, 2006




Name of Fund:	McIntyre Global Equity Fund
Period:	July 1, 2006 - October 31, 2006


Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

VODAPHONE GROUP PLC	07/25/06	20000	92857W100	VOD

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
For	For	2. DIRECTORS		Issuer
For		Director 1	Sir John Bond
For		Director 2	Arun Sarin
For		Director 3	Thomas Geitner
For		Director 4	Dr. Michael Boskin
For		Director 5	Lord Broers
For		Director 6	John Buchanan
For		Director 7	Andrew Halford
For		Director 8	Prof. J. Schrempp
For		Director 9	Luc Vandevelde
For		Director 10	Philip Yea
For		Director 11	Anne Lauvergeon
For		Director 12	Anthony Watson

For	For	E1. APPROVE THE RETURN OF CAPITAL		Issuer
		      BY WAY OF A B SHARE SCHEME AND
		      SHARE CONSOLIDATION AND THE CON-
		      SEQUENTIAL AMENDMENT TO THE
		      ARTICLES OF ASSOCIATION
For	For	1.   RECEIVE REPORT OF THE DIRECTORS		Issuer
		      AND FINANCIAL STATEMENTS
For	For	14. APPROVE FINAL DIVIDEND 3.87P PER		Issuer
		      ORDINARY SHARE
For	For	15. APPROVE REMUNERATION REPORT		Issuer
For	For	16. RE-APPOINT DELOITTE &  TOUCHE LLP		Issuer
		      AS AUDITORS
For	For	17. AUTHORIZE AUDIT COMMITTEE TO		Issuer
		      DETERMINE AUDITORS' REMUNERATION
For	For	18. TO ADOPT NEW ARTICLES OF ASSO-		Issuer
		      CIATION
For	For	19. AUTHORIZE DONATIONS UNDER 		Issuer
		      POLITICAL PARTIES, ELECTIONS AND
		      REFERENDUMS ACT 2000
For	For	20. RENEW AUTHORITY TO ALLOT SHARES		Issuer
		      UNDER COMPANY ARTICLE 16.2
For	For	21. RENEW AUTHORITY TO DISAPPLY		Issuer
		      PRE-EMPTION RIGHTS UNDER
		      COMPANY ARTICLE 16.3
For	For	22.  TO AUTHORIZE THE COMPANY'S 		Issuer
		       PURCHASE OF ITS OWN SHARES



Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

PIONEER DRILLING CO	08/04/06	40000	723655106	PDC

Vote 	MRV	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTOR		Issuer
For		Director 1	Wm. Stacy Locke
For		Director 2	C. John Thompson

For	For	2.  RATIFY THE APPOINTMENT OF KPMG		Issuer
		     LLP AS THE COMPANY'S INDEPENDENT
		     AUDITORS FOR THE FISCAL YEAR
		     ENDING MARCH 31, 2007
For	For	3.  AMEND PIONEER DRILLING CO 2003		Issuer
		     STOCK PLAN TO INCREASE THE NUMBER
		     OF NON-QUALIFIED OPTIONS AUTO-
		     MATICALLY GRANTED TO EACH OF OUR
		     OUTSIDE DIRECTORS ON JUNE 15TH OF
		     EACH YEAR FROM 5,000 TO 10,000



Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

CENDANT CORPORATION	08/29/06	30000	151313103	CD

Vote	MRV	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS		Issuer
For		Director 1	H. R. Silverman *
For		Director 2	M. J. Biblowit *
For		Director 3	J. E. Buckman *
For		Director 4	L. S. Coleman *
For		Director 5	M. L. Edelman *
For		Director 6	G. Herrera *
For		Director 7	S. P. Holmes *
For		Director 8	L. T. Blouin Macbain *
For		Director 9	C. D. Mills *
For		Director 10	B. Mulroney *
For		Director 11	R. E. Nederlander *
For		Director 12	R. L. Nelson *
For		Director 13	R. W. Pittman *
For		Director 14	P. D. E. Richards *
For		Director 15	S. Z. Rosenberg *
For		Director 16	R. F. Smith *
For		Director 17	R. L. Nelson **
For		Director 18	L. S. Coleman **
For		Director 19	M. L. Edelman **
For		Director 20	S. Z. Rosenberg **
For		Director 21	F. Robert Salerno**
For		Director 22	S. E. Sweeney **

For	For	2. RATIFY APPOINTMENT OF DELOITTE &		Issuer
		    TOUCHE AS AUDITORS
For	For	3. APPROVE THE COMPANY'S PROPOSAL		Issuer
		   TO AMEND ITS AMENDED AND RESTATED
		   CERTIFICATE OF INCORPORATION TO
		   EFFECT A ONE-FOR-TEN REVERSE
		   STOCK SPLIT OF ITS COMMON STOCK
For	For	4. CONSIDER AND APPROVE THE COMPA-		Issuer
		   NY'S PROPOSAL TO AMEND ITS AMENDED
		   AND RESTATED CERTIFICATE OF INCOR-
		   PORATION TO CHANGE THE NAME OF THE
		   COMPANY TO AVIS BUDGET GROUP, INC.
For	For	5. APPROVE THE COMPANY'S PROPOSAL		Issuer
		   TO AMEND ITS AMENDED AND RESTATED
		   CERTIFICATE OF INCORPORATION
For	For	6. APPROVE COMPANY'S PROPOSAL TO		Issuer
		   AMEND ITS AMENDED AND RESTATED
		   CERTIFICATE OF INCORPORATION TO
		   DECREASE THE NUMBER OF AUTHORIZED
		   SHARES OF THE COMPANY'S COMMON
		   STOCK TO 250 MILLION SHARES
Against	Against	7. TO CONSIDER AND VOTE UPON STOCK-		Security Holder
		    HOLDER PROPOSAL REGARDING NON-
		    EMPLOYEE DIRECTOR COMPENSATION
Against	Against	8. TO CONSIDER AND VOTE UPON STOCK-		Security Holder
		    HOLDER PROPOSAL REGARDING
		    SEVERANCE AGREEMENTS

		* If the separation plan has not been completed prior to or as of the date of the meeting.
		** If the separation plan has been completed
		   prior to or as of the date of the meeting.




SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorized.


(Registrant)	______Advisor Series Trust__________________________


By (Signature and Title)*    /s/ Douglas G. Hess_______________
			      Douglas G. Hess, Treasurer

Date	_11/21/06__________________________________________________________
* Print the name and title of each signing officer under his or her signature.